Other Current Liabilities	12 Months Ended
Dec. 31, 2014
Other Current Liabilities

7. Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31,
	2013	2014
	$	$
Accrued expenses	5,231,299	10,763,075
Other payables	2,391,233	7,816,735
Other tax payable	1,675,452	4,105,539
Accrued professional fees	5,003,932	2,557,954
Accrued client service fees	736,165	1,279,587
Conference fees payable	189,166	736,749

Total	15,227,247	27,259,639

Accrued professional service fees mainly consist of payables for consulting fees, audit fees and legal fees. Accrued expense and other payables mainly consist of payables for marketing expenses.